Basis of preparation - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Total equity	£ 47,365	£ 43,911	[1]	£ 51,217	[1]	£ 49,413
Profit before tax	7,503	4,782	[2],[3]	6,902	[4]
Profit for the year	5,518	3,923	[4],[5],[6]	5,885	[4]
Retained profits £m
Disclosure of initial application of standards or interpretations [line items]
Total equity	6,790	6,550		8,318		£ 4,584
Profit for the year	£ 4,933	3,389	[5]	5,355
Impact of IFRS 17 £m
Disclosure of initial application of standards or interpretations [line items]
Total equity		(3,610)		(1,935)
Profit before tax		(2,146)
Profit for the year		(1,632)
Impact of IFRS 17 £m | Retained profits £m
Disclosure of initial application of standards or interpretations [line items]
Total equity		(3,595)		(1,923)
Impact of IFRS 17 £m | Reserve of exchange differences on translation
Disclosure of initial application of standards or interpretations [line items]
Total equity		(43)
Impact of IFRS 17 £m | Value in-force asset
Disclosure of initial application of standards or interpretations [line items]
Total equity				(5,317)
Impact of IFRS 17 £m | Probability weighted estimate
Disclosure of initial application of standards or interpretations [line items]
Total equity				(5,915)
Impact of IFRS 17 £m | Contractual service margin
Disclosure of initial application of standards or interpretations [line items]
Total equity				(1,927)
Impact of IFRS 17 £m | Risk adjustment for non- financial risk £m
Disclosure of initial application of standards or interpretations [line items]
Total equity				(1,492)
As previously reported £m
Disclosure of initial application of standards or interpretations [line items]
Total equity		47,521		53,152
As previously reported £m | Retained profits £m
Disclosure of initial application of standards or interpretations [line items]
Total equity		10,145		£ 10,241
Increase (decrease) due to restatement of income statement related to changes in accounting policy required by IFRS | Retained profits £m
Disclosure of initial application of standards or interpretations [line items]
Total equity		£ (1,632)

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[2]	2 Restated for presentational changes; see note 1.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[4]	2 Restated for presentational changes; see note 1.
[5]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[6]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.